Background, Basis of Presentation, and Going Concern (Details 5)	Dec. 31, 2015 USD ($)
Background, Basis of Presentation, and Going Concern [Abstract]
2016	$ 50,000
2017	65,000
2018	75,000
2019	100,000
2020	100,000
2021 and thereafter	$ 100,000